DIRECTORS LOAN (Details Narrative)		1 Months Ended		12 Months Ended
	Dec. 13, 2021 CAD ($)	Jun. 15, 2022 CAD ($)	Dec. 31, 2019 CAD ($)	Mar. 31, 2025 CAD ($) shares	Mar. 31, 2025 CAD ($) $ / shares	Mar. 31, 2024 CAD ($)	Mar. 31, 2023 CAD ($)
DIRECTORS LOAN
Interest rate		12	10	10
Short term loan		$ 250,000		$ 966,304	$ 966,304	$ 0
Principal balance			$ 1,000,000	966,304	$ 966,304	784,947	$ 648,005
Interest paid	$ 160,000			$ 99,000		$ 101,274	$ 126,685
Loan bonus share issued, share | shares				16,000,000
Loan bonus share expiration				five years
Exercise price | $ / shares					$ 0.05
Loan Amendment Agreement				$ 100,000
Loan				$ 1,176,470	$ 1,176,470
Bonus warrant exercise price | $ / shares					$ 0.085